Description of Business Description of Business - Cash and Available Revolver Capacity (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents	$ 1,513	$ 1,227
Caesars Entertainment Resort Properties [Member]
Cash and cash equivalents	168
Revolver capacity	270
Revolver capacity drawn or committed to letters of credit	(40)
Total	398
Caesars Growth Partners
Cash and cash equivalents	1,050
Revolver capacity	160
Revolver capacity drawn or committed to letters of credit	0
Total	1,210
Caesars Enterprise Services [Member]
Cash and cash equivalents	107
Revolver capacity	0
Revolver capacity drawn or committed to letters of credit	0
Total	107
Parent Company [Member]
Cash and cash equivalents	188
Revolver capacity	0
Revolver capacity drawn or committed to letters of credit	0
Total	$ 188